QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-8255

Investment Company Act file number

THE WORLD FUNDS, INC.

(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

(Address of principal executive offices) (Zip code)

Glen A. Payne
Jones & Keller, P.C.
19999 Broadway
Suite 3150
Denver, CO 80202

(Name and address of agent for service)

(800) 527-9525

Registrant’s telephone number, including area code:

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2012

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
November 30, 2012
(unaudited)

Number		% of
of		Total	Fair Value
Shares	Security Description	Investments

	COMMON STOCK	2.95%
	INFORMATION TECHNOLOGY	2.95%
34,554	Data Art (1)		$310,986

	TOTAL COMMON STOCKS		310,986

	PREFERRED STOCK	2.55%
	INFORMATION TECHNOLOGY	2.55%
18,728	Data Art (1)		269,009

	TOTAL PREFERRED STOCKS		269,009

	Total Securities	5.49%	579,995
	Cash and Cash Equivalents	94.51%	9,979,504

	TOTAL INVESTMENTS	100.00%	$10,559,499

(1) - Restricted security and affiliated issuer. The aggregate value of such securities is 5.5% of total market value of investments and they have been fair valued under procedures established by the Fund’s Board of Directors.

In accordance with U.S. GAAP, “fair value” is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2012:

	Level 1	Level 2	Level 3

		Other Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total

Common Stocks	$0	$0	$579,995	$579,995
Fixed Income	0	0	0	0

	$0	$0	$579,995	$579,995

Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance at 8/31/12	$579,995
Total realized gain (loss)	0
Change in unrealized appreciation/depreciation	0
Cost of purchases	0
Proceeds from sales	0
Transfer into Level 3	0
Transfer out of Level 3	0

Balance at 11/30/12	$579,995

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)	CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The World Funds, Inc.

By:  /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  January 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
John Pasco, III
Principal Executive Officer

Date:  January 29, 2013

By:  /s/ Karen Shupe
Karen Shupe
Principal Financial Officer

Date:  January 29, 2013